Distribution Date: Dec 26, 2007
DISTRIBUTION PACKAGE
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Aurora Loan Services Inc
October 25, 2007
September 28, 2007
September 01, 2007
Lehman Brothers Inc.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Substitution In/Out Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
26-Dec-07
Begin End
Determination Date 18-Dec-07 Libor Certificates 11/26/2007 12/25/2007
Record Date - Senior Certificates 24-Dec-07 Subordinate Certificates 11/1/2007 11/30/2007
Record Date - Subordinate Classes 30-Nov-07
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Percent
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
Outstanding
1-A1 5.63313% $157,298,000.00 $155,978,701.08 $610,418.13 $732,206.92 $1,342,625.05 0.00 $0.00 $155,368,282.94 100.00%
1-A2 5.78313% $74,617,000.00 $73,991,167.96 $0.00 $0.00 $0.00 0.00 $0.00 $73,701,605.67 0.00%
1-A3 6.03313% $30,059,000.00 $29,806,887.41 $0.00 $0.00 $0.00 0.00 $0.00 $29,690,239.02 0.00%
2-A1 5.63313% $142,335,000.00 $141,889,660.39 $754,281.78 $666,069.09 $1,420,350.87 0.00 $0.00 $141,135,378.61 100.00%
2-A2 5.78313% $67,518,000.00 $67,306,748.80 $0.00 $0.00 $0.00 0.00 $0.00 $66,948,947.85 0.00%
2-A3 6.03313% $27,199,000.00 27,113,899.41 $0.00 $0.00 $0.00 0.00 $0.00 $26,969,762.62 0.00%
AX 1.00000% $155,245,643.00 $161,063,174.05 $0.00 $134,219.31 $134,219.31 0.00 $0.00 $163,168,558.71 100.00%
M1 6.75038% $11,712,000.00 $11,715,543.96 $0.00 $66,018.80 $66,018.80 0.00 $0.00 $11,715,543.96 100.00%
M2 6.75038% $6,265,000.00 $6,266,895.74 $0.00 $35,314.87 $35,314.87 0.00 $0.00 $6,266,895.74 100.00%
M3 6.75038% $3,541,000.00 $3,542,071.48 $0.00 $19,960.09 $19,960.09 0.00 $0.00 $3,542,071.48 100.00%
M4 6.75038% $3,268,000.00 $3,268,988.87 $0.00 $18,421.23 $18,421.23 0.00 $0.00 $3,268,988.87 100.00%
M5 6.75038% $2,723,000.00 $2,723,823.96 $0.00 $15,349.15 $15,349.15 0.00 $0.00 $2,723,823.96 100.00%
M6 6.75038% $2,723,000.00 $2,723,823.96 $0.00 $15,349.15 $15,349.15 0.00 $0.00 $2,723,823.96 100.00%
M7 6.75038% $3,268,000.00 $3,268,988.87 $0.00 $18,421.23 $18,421.23 0.00 $0.00 $3,268,988.87 100.00%
M8 6.75038% $2,723,000.00 $2,723,823.96 $0.00 $15,349.15 $15,349.15 0.00 $0.00 $2,723,823.96 100.00%
X N/A $9,540,037.44 $9,533,808.16 $0.00 $344,312.49 $344,312.49 N/A $0.00 $9,533,808.16 100.00%
1-AP N/A $1,000.00 $1,000.00 $0.00 $39,704.39 $39,704.39 N/A $0.00 $1,000.00 100.00%
2-AP N/A $1,000.00 $1,000.00 $0.00 $2,997.36 $2,997.36 N/A $0.00 $1,000.00 100.00%
C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00 $0.00 100.00%
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00 $0.00 100.00%
Totals: $544,789,037.44 $541,854,834.01 $1,364,699.92 $2,123,693.23 $3,488,393.15 $0.00 $0.00 $539,581,985.67
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
(3) Class X-1 and Class X-II Payments include the X-1 Component, the C-X Compenent, and the S-X Compenent
Payment Detail (Exchangeable Certificates):
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Percent
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (3)
Amount
Balance
Executed
AF2 5.7831% 142,135,000.00 141,297,916.76 647,363.24 680,953.52 1,328,316.76 0.00 0.00 140,650,553.52 100.00%
AF3 6.0331% 57,258,000.00 56,920,786.82 260,785.18 286,175.43 546,960.61 0.00 0.00 56,660,001.64 100.00%
$199,393,000.00 $198,218,703.58 $908,148.42 $967,128.95 $1,875,277.37 $0.00 $0.00 $197,310,555.16
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
26-Dec-07
Begin End
Determination Date 18-Dec-07 Libor Certificates 11/26/2007 12/25/2007
Record Date - Senior Certificates 24-Dec-07 Subordinate Certificates 11/1/2007 11/30/2007
Record Date - Subordinate Classes 30-Nov-07
Payment Detail:
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
1-A1 52525DAA6 $991.61274191 $3.88064777 $4.65490292 $0.00000000 $987.73209414 LIBOR 4.78313%
1-A2 52525DAB4 $991.61274191 $0.00000000 $0.00000000 $0.00000000 $987.73209414 SWAP LIBOR 4.78875%
1-A3 52525DAC2 $991.61274191 $0.00000000 $0.00000000 $0.00000000 $987.73209414
2-A1 52525DAD0 $996.87118691 $5.29934158 $4.67958752 $0.00000000 $991.57184533
2-A2 52525DAE8 $996.87118691 $0.00000000 $0.00000000 $0.00000000 $991.57184533
2-A3 52525DAF5 $996.87118691 $0.00000000 $0.00000000 $0.00000000 $991.57184533
AX 52525DAG3 $1,037.47307131 $0.00000000 $0.86456088 $0.00000000 $1,051.03470575
M1 52525DAK4 $1,000.30259221 $0.00000000 $5.63685109 $0.00000000 $1,000.30259221
M2 52525DAL2 $1,000.30259218 $0.00000000 $5.63685076 $0.00000000 $1,000.30259218
M3 52525DAM0 $1,000.30259249 $0.00000000 $5.63685117 $0.00000000 $1,000.30259249
M4 52525DAN8 $1,000.30259180 $0.00000000 $5.63685129 $0.00000000 $1,000.30259180
M5 52525DAP3 $1,000.30259273 $0.00000000 $5.63685274 $0.00000000 $1,000.30259273
M6 52525DAQ1 $1,000.30259273 $0.00000000 $5.63685274 $0.00000000 $1,000.30259273
M7 52525DAR9 $1,000.30259180 $0.00000000 $5.63685129 $0.00000000 $1,000.30259180
M8 52525DAS7 $1,000.30259273 $0.00000000 $5.63685274 $0.00000000 $1,000.30259273
Amounts Per 1,000 (Exchangeable Certificates):
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
AF2 52525DAH1 $994.11064665 $4.55456601 $4.79089260 $0.00000000 $989.55608064
AF3 52525DAJ7 $994.11063645 $4.55456326 $4.99799906 $0.00000000 $989.55607319

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
26-Dec-07
Begin End
Determination Date 18-Dec-07 Libor Certificates 11/26/2007 12/25/2007
Record Date - Senior Certificates 24-Dec-07 Subordinate Certificates 11/1/2007 11/30/2007
Record Date - Subordinate Classes 30-Nov-07
Payment Detail:
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
1-A1 5.63313% $732,206.92 $0.00 $0.00 $0.00 $0.00 $0.00 $732,206.92 $0.00
1-A2 5.78313% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
1-A3 6.03313% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
2-A1 5.63313% $666,069.09 $0.00 $0.00 $0.00 $0.00 $0.00 $666,069.09 $0.00
2-A2 5.78313% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
2-A3 6.03313% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
AX 1.00000% $134,219.31 $0.00 $0.00 $0.00 $0.00 $0.00 $134,219.31 $0.00
M1 6.76218% $65,903.60 $0.00 $115.20 $115.20 $0.00 $0.00 $66,018.80 $0.00
M2 6.76218% $35,253.25 $0.00 $61.62 $61.62 $0.00 $0.00 $35,314.87 $0.00
M3 6.76218% $19,925.26 $0.00 $34.83 $34.83 $0.00 $0.00 $19,960.09 $0.00
M4 6.76218% $18,389.08 $0.00 $32.15 $32.15 $0.00 $0.00 $18,421.23 $0.00
M5 6.76218% $15,322.36 $0.00 $26.79 $26.79 $0.00 $0.00 $15,349.15 $0.00
M6 6.76218% $15,322.36 $0.00 $26.79 $26.79 $0.00 $0.00 $15,349.15 $0.00
M7 6.76218% $18,389.08 $0.00 $32.15 $32.15 $0.00 $0.00 $18,421.23 $0.00
M8 6.76218% $15,322.36 $0.00 $26.79 $26.79 $0.00 $0.00 $15,349.15 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic 2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic 2 Regular Interest payments to the Class X
(3) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Interest Detail (Exchangeable Trust Certificates):
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
AF2 5.78313% $680,953.52 $0.00 $0.00 $0.00 $0.00 $0.00 $680,953.52 $0.00
AF3 6.03313% $286,175.43 $0.00 $0.00 $0.00 $0.00 $0.00 $286,175.43 $0.00

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
26-Dec-07
Begin End
Determination Date 18-Dec-07 Libor Certificates 11/26/2007 12/25/2007
Record Date - Senior Certificates 24-Dec-07 Subordinate Certificates 11/1/2007 11/30/2007
Record Date - Subordinate Classes 30-Nov-07
Payment Detail:
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
1-A1 $0.00 $0.00 $0.00 $0.00 $0.00
1-A2 $0.00 $0.00 $0.00 $0.00 $0.00
1-A3 $0.00 $0.00 $0.00 $0.00 $0.00
2-A1 $0.00 $0.00 $0.00 $0.00 $0.00
2-A2 $0.00 $0.00 $0.00 $0.00 $0.00
2-A3 $0.00 $0.00 $0.00 $0.00 $0.00
AX $0.00 $0.00 $0.00 $0.00 $0.00
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
Applied Loss Detail (Exchangeable Trust Certificates):
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
AF2 $0.00 $0.00 $0.00 $0.00 $0.00
AF3 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
26-Dec-07
Begin End
Determination Date 18-Dec-07 Libor Certificates 11/26/2007 12/25/2007
Record Date - Senior Certificates 24-Dec-07 Subordinate Certificates 11/1/2007 11/30/2007
Record Date - Subordinate Classes 30-Nov-07
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS
ACCOUNT ACTIVITY
Miscellaneous:
Total
Pool 1
Pool 2
Basis Risk Account:
Cumulative Recoveries 0.00 0.00 0.00 Beginning Balance 0.00
Deposit : required deposit from waterfall 356.32
A) Advances required to be made by Servicer 1,679,321.64 823,975.42 855,346.22 Withdrawal: for Basis Risk shortfalls 356.32
B) Advances actually made by Servicer 1,679,321.64 823,975.42 855,346.22 Withdrawal: to X, any excess 0.00
C) Excess of A over B 0.00 0.00 0.00 Ending Balance 0.00
Interest Remittance Amount 3,279,204.08 1,713,260.89 1,565,943.19
Supplemental Interest Trust
Principal Remittance Amount 2,272,848.34 1,016,628.82 1,256,219.52 Swap Account
Principal Distribution Amount 2,272,848.34 1,016,628.82 1,256,219.52 Swap Notional Balance 469,006,976.00
Funds Shortfall 0.00 0.00 0.00
Deposit: Investment Income 0.00
Cumulative Payments to following bonds: Deposit: Net Counterparty Payment 0.00
Class C 0.00 Deposit: Counterparty Termination Payment 0.00
Class X 979,475.25 Deposit / Withdrawal : Net Trust Payment to Counterparty 231,083.65
Class R 0.00 Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Class 1-AP , 2-AP 86,624.28 11,813.43 Withdrawal : to pay interest on certificates 0.00
Withdrawal : to Maintain Target OC 0.00
FPD/EPD Premiums 0.00 Withdrawal : to pay Basis Risk Shortfalls 0.00
Withdrawal : to pay Deferred Amounts 0.00
Reconciliation:
Total
Withdrawal : to pay Counterparty Termination Payment resulting from Trigger 0.00
Available funds (A): Withdrawal : to X, remaining amounts 0.00
Servicer remittance 5,594,754.17
Net Counterparty Payment 0.00
Interest Rate Cap Agreement
Net Funds from Basis Risk Account 0.00 Cap Notional Balance 0.00
5,594,754.17 Cap Payment 0.00
Distributions (B): Withdrawal: to pay Basis Risk Shortfalls 0.00
Net Trust Payment 231,083.65 Withdrawal: to X, remaining amounts 0.00
Total interest distributed 3,090,822.18
Total principal distributed
2,272,848.34
5,594,754.17
(a)-(b): 0.00

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
26-Dec-07
Begin End
Determination Date 18-Dec-07 Libor Certificates 11/26/2007 12/25/2007
Record Date - Senior Certificates 24-Dec-07 Subordinate Certificates 11/1/2007 11/30/2007
Record Date - Subordinate Classes 30-Nov-07
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS
CREDIT ENHANCEMENT AND TRIGGERS
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 9,533,808.16
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 2,621,844.76 Target Overcollateralization Amount 9,533,808.16
B) Ending Collateral Balance 539,581,985.67 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.486% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency Rate 0.278%
E) Applicable Delinquency Event trigger limit 2.829%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
G) Original Collateral Balance 544,789,037.44 Excess available interest (includes OC release) (A): 344,668.81
H) Cumulative Loss % ( F/G) 0.000%
I) Applicable Cumulative Loss Limit % (not applicable until October 2010) N/A 1) as additional principal to certificates 0.00
To Pool 1 0.00
A Trigger Event will occur if either (1) or (2) is True: To Poo1 2 0.00
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (D>=E): NO 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
For Distribution Dates prior to October 2013 33.35% 3) Basis Risk Payments 356.32
For Distribution Dates on or after October 2013 40.00% 4) Remaining Amounts to X 344,312.49
2) Cumultive Loss % exceeds applicable % (H > I) NO (B): 344,668.81
NO
(A)-(B): 0.00
Stepdown Date:
Relevant information:
Senior Enhancement Percentage
8.482%
Senior Enhancement Percentage for purposes of Stepdown 8.482%
The later to occur of:
(x) the Distribution Date in October 2010
NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
(i) prior to the Distribution Date in October 2013 21.00%
(ii) on or after the Distribution Date in October 2013 16.80%
NO

Distribution Date: Dec 26, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
541,854,834.01
3,804,410.06
1,531,561.72
0.00
539,581,985.67
504.39
3,533,927.58
269,978.09
0.00
0.00
3,804,410.06
3,513,292.47
234,088.39
1,531,561.72
0.00
0.00
0.00
0.00
1,747,642.36
42,701.75
0.00
5,594,754.17
1,413
1,403
0.9904420768
7.78059%
7.26218%
12.73887%
0.00
1,412
539,256,730.83
0.00
0.00
0.00
1,562,269.42
6
0
0.00
0.00
169,329.37
64,759.02
0.00
0.00
0.00
0.00
0.00
283,794,635.41
1,868,783.85
852,155.03
0.00
282,778,006.59
504.39
1,698,335.46
169,944.00
0.00
0.00
1,868,783.85
1,856,204.17
142,943.28
852,155.03
0.00
0.00
0.00
0.00
861,105.86
39,704.39
0.00
2,769,594.10
778
772
0.9887408289
7.84879%
7.24437%
12.34558%
0.00
777
282,452,751.75
0.00
0.00
0.00
1,187,599.59
5
0
0.00
0.00
88,685.70
54,257.58
0.00
0.00
0.00
0.00
0.00
258,060,198.60
1,935,626.21
679,406.69
0.00
256,803,979.08
0.00
1,835,592.12
100,034.09
0.00
0.00
1,935,626.21
1,657,088.30
91,145.11
679,406.69
0.00
0.00
0.00
0.00
886,536.50
2,997.36
0.00
2,825,160.07
635
631
0.9923221801
7.70559%
7.28176%
13.17139%
0.00
635
256,803,979.08
0.00
0.00
0.00
374,669.83
1
0
0.00
0.00
80,643.67
10,501.44
0.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
42 3,191,855.14 0.59% 27 2,100,321.17 0.74% 15 1,091,533.97 0.43%
100K to 199.99K
218 34,570,580.62 6.41% 145 23,136,917.58 8.18% 73 11,433,663.04 4.45%
200K to 299.99K
328 80,906,409.88 14.99% 194 47,572,609.03 16.82% 134 33,333,800.85 12.98%
300K to 399.99K
261 90,719,877.64 16.81% 143 49,603,391.95 17.54% 118 41,116,485.69 16.01%
400K to 499.99K
226 101,706,950.54 18.85% 111 50,159,597.60 17.74% 115 51,547,352.94 20.07%
500K to 599.99K
140 76,182,357.70 14.12% 65 35,242,504.92 12.46% 75 40,939,852.78 15.94%
600K to 699.99K
84 53,503,948.85 9.92% 31 19,645,069.21 6.95% 53 33,858,879.64 13.18%
700K to 799.99K
36 26,975,276.78 5.00% 17 12,678,327.15 4.48% 19 14,296,949.63 5.57%
800K to 899.99K
16 13,622,030.97 2.52% 9 7,599,161.26 2.69% 7 6,022,869.71 2.35%
900K to 999.99K
21 19,922,649.50 3.69% 10 9,490,738.62 3.36% 11 10,431,910.88 4.06%
1000K to 1099.99K
13 13,225,862.76 2.45% 5 5,166,749.39 1.83% 8 8,059,113.37 3.14%
1100K to 1199.99K
4 4,523,371.19 0.84% 4 4,523,371.19 1.60% 0 0.00 0.00%
1200K to 1299.99K
4 4,979,045.25 0.92% 3 3,741,718.54 1.32% 1 1,237,326.71 0.48%
1300K to 1399.99K
2 2,680,507.68 0.50% 2 2,680,507.68 0.95% 0 0.00 0.00%
1400K to 1499.99K
4 5,869,675.87 1.09% 3 4,455,571.72 1.58% 1 1,414,104.15 0.55%
1500K to 1599.99K
1 1,555,334.09 0.29% 1 1,555,334.09 0.55% 0 0.00 0.00%
1600K to 1699.99K
1 1,606,062.83 0.30% 1 1,606,062.83 0.57% 0 0.00 0.00%
1800K to 1899.99K
1 1,820,052.66 0.34% 1 1,820,052.66 0.64% 0 0.00 0.00%
2000K to 2099.99K
1 2,020,135.72 0.37% 0 0.00 0.00% 1 2,020,135.72 0.79%
Total
1,403
539,581,985.67
100.00%
772
282,778,006.59
100.00%
631
256,803,979.08
100.00%
Remaining Principal Balance
Balance
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1600K to 1699.99K 1800K to 1899.99K 2000K to 2099.99K
Balance

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6.50% - 6.99%
78 35,567,767.63 6.59% 33 18,076,133.21 6.39% 45 17,491,634.42 6.81%
7.00% - 7.49%
271 117,055,200.68 21.69% 131 54,467,531.90 19.26% 140 62,587,668.78 24.37%
7.50% - 7.99%
531 204,843,571.01 37.96% 294 107,137,589.09 37.89% 237 97,705,981.92 38.05%
8.00% - 8.49%
315 114,163,816.44 21.16% 172 57,438,289.09 20.31% 143 56,725,527.35 22.09%
8.50% - 8.99%
166 51,938,089.38 9.63% 115 35,464,104.43 12.54% 51 16,473,984.95 6.42%
9.00% - 9.49%
31 12,001,584.07 2.22% 20 8,048,787.54 2.85% 11 3,952,796.53 1.54%
9.50% - 9.99%
11 4,011,956.46 0.74% 7 2,145,571.33 0.76% 4 1,866,385.13 0.73%
Total
1,403
539,581,985.67
100.00%
772
282,778,006.59
100.00%
631
256,803,979.08
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.85%
Group 2 Weighted Average Rate: 7.71%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
1,059 425,780,123.23 78.91% 481 185,316,379.37 65.53% 578 240,463,743.86 93.64%
3.00% - 3.99%
330 110,336,950.92 20.45% 289 96,457,892.04 34.11% 41 13,879,058.88 5.40%
4.00% - 4.99%
14 3,464,911.52 0.64% 2 1,003,735.18 0.35% 12 2,461,176.34 0.96%
Total
1,403
539,581,985.67
100.00%
772
282,778,006.59
100.00%
631
256,803,979.08
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.01%
Group 2 Weighted Average Margin: 2.79%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
1,047 420,538,098.83 77.94% 481 185,316,379.37 65.53% 566 235,221,719.46 91.60%
3.00% - 3.99%
342 115,578,975.32 21.42% 289 96,457,892.04 34.11% 53 19,121,083.28 7.45%
4.00% - 4.99%
14 3,464,911.52 0.64% 2 1,003,735.18 0.35% 12 2,461,176.34 0.96%
Total
1,403
539,581,985.67
100.00%
772
282,778,006.59
100.00%
631
256,803,979.08
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.01%
Group 2 Weighted Average Lifetime Rate Floor: 2.81%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
11.00% - 11.99%
9 4,363,498.19 0.81% 0 0.00 0.00% 9 4,363,498.19 1.70%
12.00% - 12.99%
852 310,509,816.63 57.55% 772 282,778,006.59 100.00% 80 27,731,810.04 10.80%
13.00% - 13.99%
364 154,519,038.70 28.64% 0 0.00 0.00% 364 154,519,038.70 60.17%
14.00% - 14.99%
165 64,819,497.52 12.01% 0 0.00 0.00% 165 64,819,497.52 25.24%
15.00% - 15.99%
13 5,370,134.63 1.00% 0 0.00 0.00% 13 5,370,134.63 2.09%
Total
1,403
539,581,985.67
100.00%
772
282,778,006.59
100.00%
631
256,803,979.08
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 12.95%
Group 2 Weighted Average Lifetime Rate Ceiling: 13.60%

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1
772 282,778,006.59 52.41% 772 282,778,006.59 100.00% 0 0.00 0.00%
6
603 247,303,178.09 45.83% 0 0.00 0.00% 603 247,303,178.09 96.30%
12
28 9,500,800.99 1.76% 0 0.00 0.00% 28 9,500,800.99 3.70%
Total
1,403
539,581,985.67
100.00%
772
282,778,006.59
100.00%
631
256,803,979.08
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1
772 282,778,006.59 52.41% 772 282,778,006.59 100.00% 0 0.00 0.00%
6
603 247,303,178.09 45.83% 0 0.00 0.00% 603 247,303,178.09 96.30%
12
28 9,500,800.99 1.76% 0 0.00 0.00% 28 9,500,800.99 3.70%
Total
1,403
539,581,985.67
100.00%
772
282,778,006.59
100.00%
631
256,803,979.08
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Month LIBOR
121 40,515,405.15 7.51% 121 40,515,405.15 14.33% 0 0.00 0.00%
1 Year LIBOR
28 9,500,800.99 1.76% 0 0.00 0.00% 28 9,500,800.99 3.70%
1 Year MTA
651 242,262,601.44 44.90% 651 242,262,601.44 85.67% 0 0.00 0.00%
6 Month LIBOR
603 247,303,178.09 45.83% 0 0.00 0.00% 603 247,303,178.09 96.30%
Total
1,403
539,581,985.67
100.00%
772
282,778,006.59
100.00%
631
256,803,979.08
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
58 20,280,130.18 3.76% 33 11,062,299.17 3.91% 25 9,217,831.01 3.59%
3 Units
8 2,892,812.94 0.54% 6 1,886,223.15 0.67% 2 1,006,589.79 0.39%
4 Units
7 2,801,433.80 0.52% 5 2,159,976.75 0.76% 2 641,457.05 0.25%
Condominium
15 4,842,159.75 0.90% 6 1,278,795.52 0.45% 9 3,563,364.23 1.39%
High Rise Condo
13 6,496,534.23 1.20% 1 352,373.75 0.12% 12 6,144,160.48 2.39%
Low Rise Condo
128 39,172,886.56 7.26% 76 23,249,288.93 8.22% 52 15,923,597.63 6.20%
Planned Unit Developmen
272 107,288,699.89 19.88% 150 56,225,579.40 19.88% 122 51,063,120.49 19.88%
Single Family
902 355,807,328.32 65.94% 495 186,563,469.92 65.98% 407 169,243,858.40 65.90%
Total
1,403
539,581,985.67
100.00%
772
282,778,006.59
100.00%
631
256,803,979.08
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2007
1,403 539,581,985.67 100.00% 772 282,778,006.59 100.00% 631 256,803,979.08 100.00%
Total
1,403
539,581,985.67
100.00%
772
282,778,006.59
100.00%
631
256,803,979.08
100.00%
Year of First Payment Date
Year

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
15.00%-19.99%
1 81,133.58 0.02% 1 81,133.58 0.03% 0 0.00 0.00%
20.00%-24.99%
2 332,538.56 0.06% 1 186,079.32 0.07% 1 146,459.24 0.06%
25.00%-29.99%
2 236,740.70 0.04% 0 0.00 0.00% 2 236,740.70 0.09%
30.00%-34.99%
4 1,133,205.61 0.21% 1 300,632.29 0.11% 3 832,573.32 0.32%
35.00%-39.99%
14 3,913,220.69 0.73% 7 1,755,603.32 0.62% 7 2,157,617.37 0.84%
40.00%-44.99%
8 2,507,139.67 0.46% 3 690,517.85 0.24% 5 1,816,621.82 0.71%
45.00%-49.99%
17 6,678,461.41 1.24% 11 4,455,821.34 1.58% 6 2,222,640.07 0.87%
50.00%-54.99%
18 5,459,357.77 1.01% 12 3,555,584.36 1.26% 6 1,903,773.41 0.74%
55.00%-59.99%
32 11,458,316.03 2.12% 16 4,775,278.48 1.69% 16 6,683,037.55 2.60%
60.00%-64.99%
40 20,550,848.08 3.81% 20 10,954,472.79 3.87% 20 9,596,375.29 3.74%
65.00%-69.99%
79 32,908,084.91 6.10% 32 14,289,002.70 5.05% 47 18,619,082.21 7.25%
70.00%-74.99%
103 49,114,553.33 9.10% 54 21,535,343.56 7.62% 49 27,579,209.77 10.74%
75.00%-79.99%
270 110,831,289.22 20.54% 160 64,083,822.65 22.66% 110 46,747,466.57 18.20%
80.00%-84.99%
488 189,631,288.42 35.14% 194 71,217,859.13 25.19% 294 118,413,429.29 46.11%
85.00%-89.99%
77 28,616,649.61 5.30% 55 22,489,145.63 7.95% 22 6,127,503.98 2.39%
90.00%-94.99%
169 54,461,166.63 10.09% 139 45,433,545.96 16.07% 30 9,027,620.67 3.52%
95.00%-99.99%
79 21,667,991.45 4.02% 66 16,974,163.63 6.00% 13 4,693,827.82 1.83%
Total
1,403
539,581,985.67
100.00%
772
282,778,006.59
100.00%
631
256,803,979.08
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 79
Group 2 Weighted Average LTV: 76
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
1,403 539,581,985.67 100.00% 772 282,778,006.59 100.00% 631 256,803,979.08 100.00%
Total
1,403
539,581,985.67
100.00%
772
282,778,006.59
100.00%
631
256,803,979.08
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 355
Group 2 Weighted Average Remaining Amortization Months: 356
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
1,403 539,581,985.67 100.00% 772 282,778,006.59 100.00% 631 256,803,979.08 100.00%
Total
1,403
539,581,985.67
100.00%
772
282,778,006.59
100.00%
631
256,803,979.08
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 355
Group 2 Weighted Average Remaining Months: 356

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
1,403 539,581,985.67 100.00% 772 282,778,006.59 100.00% 631 256,803,979.08 100.00%
Total
1,403
539,581,985.67
100.00%
772
282,778,006.59
100.00%
631
256,803,979.08
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Group 2 Weighted Average Original Amortization Months: 360
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
1,403 539,581,985.67 100.00% 772 282,778,006.59 100.00% 631 256,803,979.08 100.00%
Total
1,403
539,581,985.67
100.00%
772
282,778,006.59
100.00%
631
256,803,979.08
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
Group 2 Weighted Average Original Remaining Months: 360

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
1 120,683.18 0.02% 1 120,683.18 0.04% 0 0.00 0.00%
ALASKA
4 1,490,646.60 0.28% 2 798,208.35 0.28% 2 692,438.25 0.27%
ARIZONA
62 19,933,898.84 3.69% 38 11,640,083.73 4.12% 24 8,293,815.11 3.23%
CALIFORNIA
521 245,941,688.52 45.58% 231 109,202,545.88 38.62% 290 136,739,142.64 53.25%
COLORADO
24 8,149,409.22 1.51% 12 2,718,227.80 0.96% 12 5,431,181.42 2.11%
CONNECTICUT
17 5,514,322.94 1.02% 12 3,976,736.27 1.41% 5 1,537,586.67 0.60%
DELAWARE
5 1,806,127.58 0.33% 4 1,601,691.12 0.57% 1 204,436.46 0.08%
DISTRICT OF COLUMBIA
6 3,424,553.59 0.63% 5 2,769,645.51 0.98% 1 654,908.08 0.26%
FLORIDA
208 66,792,604.77 12.38% 130 43,240,474.35 15.29% 78 23,552,130.42 9.17%
GEORGIA
16 3,760,924.04 0.70% 11 2,206,245.17 0.78% 5 1,554,678.87 0.61%
HAWAII
15 7,379,419.34 1.37% 7 4,083,339.82 1.44% 8 3,296,079.52 1.28%
IDAHO
6 1,180,731.99 0.22% 3 615,976.97 0.22% 3 564,755.02 0.22%
ILLINOIS
41 10,744,645.18 1.99% 26 6,894,206.58 2.44% 15 3,850,438.60 1.50%
INDIANA
2 700,320.18 0.13% 1 344,745.46 0.12% 1 355,574.72 0.14%
KANSAS
1 66,126.15 0.01% 0 0.00 0.00% 1 66,126.15 0.03%
MAINE
1 703,533.87 0.13% 0 0.00 0.00% 1 703,533.87 0.27%
MARYLAND
50 21,386,227.80 3.96% 26 11,375,081.45 4.02% 24 10,011,146.35 3.90%
MASSACHUSETTS
17 5,034,722.20 0.93% 10 3,001,624.30 1.06% 7 2,033,097.90 0.79%
MICHIGAN
18 3,341,922.80 0.62% 11 1,656,387.50 0.59% 7 1,685,535.30 0.66%
MINNESOTA
16 3,752,907.26 0.70% 13 2,973,277.61 1.05% 3 779,629.65 0.30%
MISSISSIPPI
1 99,962.09 0.02% 1 99,962.09 0.04% 0 0.00 0.00%
MISSOURI
13 2,482,040.66 0.46% 2 321,261.28 0.11% 11 2,160,779.38 0.84%
NEVADA
31 10,456,106.69 1.94% 18 6,378,003.49 2.26% 13 4,078,103.20 1.59%
NEW JERSEY
12 6,726,754.57 1.25% 6 3,350,232.06 1.18% 6 3,376,522.51 1.31%
NEW MEXICO
4 896,594.34 0.17% 2 540,532.58 0.19% 2 356,061.76 0.14%
NEW YORK
30 15,379,885.17 2.85% 22 11,224,876.25 3.97% 8 4,155,008.92 1.62%
NORTH CAROLINA
12 5,201,592.46 0.96% 9 2,632,510.55 0.93% 3 2,569,081.91 1.00%
OHIO
3 395,712.33 0.07% 1 127,320.38 0.05% 2 268,391.95 0.10%
OREGON
35 11,215,352.91 2.08% 18 5,653,077.28 2.00% 17 5,562,275.63 2.17%
PENNSYLVANIA
17 4,031,584.52 0.75% 13 2,895,038.60 1.02% 4 1,136,545.92 0.44%
RHODE ISLAND
6 2,103,093.87 0.39% 3 952,347.21 0.34% 3 1,150,746.66 0.45%
SOUTH CAROLINA
6 1,658,933.99 0.31% 6 1,658,933.99 0.59% 0 0.00 0.00%
SOUTH DAKOTA
1 242,342.29 0.04% 1 242,342.29 0.09% 0 0.00 0.00%
TENNESSEE
8 2,539,032.42 0.47% 6 1,302,679.47 0.46% 2 1,236,352.95 0.48%
TEXAS
16 4,636,967.47 0.86% 8 1,745,388.34 0.62% 8 2,891,579.13 1.13%
UTAH
28 9,353,430.11 1.73% 15 3,801,276.24 1.34% 13 5,552,153.87 2.16%
VERMONT
1 203,839.23 0.04% 0 0.00 0.00% 1 203,839.23 0.08%
VIRGINIA
57 20,009,875.40 3.71% 38 12,464,044.63 4.41% 19 7,545,830.77 2.94%
WASHINGTON
86 30,197,080.04 5.60% 55 17,642,609.75 6.24% 31 12,554,470.29 4.89%
WISCONSIN
4 377,098.08 0.07% 4 377,098.08 0.13% 0 0.00 0.00%
WYOMING
1 149,290.98 0.03% 1 149,290.98 0.05% 0 0.00 0.00%
Total
1,403
539,581,985.67
100.00%
772
282,778,006.59
100.00%
631
256,803,979.08
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
0
5
10
15
20
25
30
35
40
CALIFORNIA
FLORIDA
WASHINGTON
VIRGINIA
ARIZONA
MARYLAND
NEW YORK
ILLINOIS
NEVADA
OREGON
HAWAII
CONNECTICUT
UTAH
NEW JERSEY
MASSACHUSETTS
MINNESOTA
PENNSYLVANIA
DISTRICT OF
COLUMBIA
COLORADO
NORTH CAROLINA
GEORGIA
TEXAS
SOUTH CAROLINA
MICHIGAN
DELAWARE
TENNESSEE
RHODE ISLAND
ALASKA
IDAHO
NEW MEXICO
WISCONSIN
INDIANA
MISSOURI
SOUTH DAKOTA
WYOMING
OHIO
ALABAMA
MISSISSIPPI
%
Collateral Balance Distribution by State
GROUP 1
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
WASHINGTON
MARYLAND
ARIZONA
VIRGINIA
OREGON
UTAH
COLORADO
NEW YORK
NEVADA
ILLINOIS
NEW JERSEY
HAWAII
TEXAS
NORTH CAROLINA
MISSOURI
MASSACHUSETTS
MICHIGAN
GEORGIA
CONNECTICUT
TENNESSEE
RHODE ISLAND
PENNSYLVANIA
MINNESOTA
MAINE
ALASKA
DISTRICT OF
COLUMBIA
IDAHO
NEW MEXICO
INDIANA
OHIO
DELAWARE
VERMONT
KANSAS
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Dec 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
1,385
533,749,279.94
98.92%
532,346,220.40
11
3,210,860.97
0.60%
3,183,412.47
3
736,694.73
0.14%
729,223.73
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,399
537,696,835.64
99.65%
536,258,856.60
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4
1,885,150.03
0.35%
1,855,352.00
0
0.00
0.00%
0.00
4
1,885,150.03
0.35%
1,855,352.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
1,385
533,749,279.94
98.92%
532,346,220.40
11
3,210,860.97
0.60%
3,183,412.47
3
736,694.73
0.14%
729,223.73
4
1,885,150.03
0.35%
1,855,352.00
0
0.00
0.00%
0.00
1,403
539,581,985.67
100.00%
538,114,208.60
All Groups
Current
30 - 59
days
60 - 89
days
90 - 120
days
Current 98.9%
30 - 59 days 0.6%
60 - 89 days 0.1%
90 - 120 days 0.3%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
760
279,001,426.22
98.66%
278,233,431.15
7
1,708,528.01
0.60%
1,692,503.42
1
182,902.33
0.06%
180,974.32
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
768
280,892,856.56
99.33%
280,106,908.89
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4
1,885,150.03
0.67%
1,855,352.00
0
0.00
0.00%
0.00
4
1,885,150.03
0.67%
1,855,352.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
760
279,001,426.22
98.66%
278,233,431.15
7
1,708,528.01
0.60%
1,692,503.42
1
182,902.33
0.06%
180,974.32
4
1,885,150.03
0.67%
1,855,352.00
0
0.00
0.00%
0.00
772
282,778,006.59
100.00%
281,962,260.89
Group 1
Current
30 - 59 days
60 - 89 days
90 - 120 days
Current 98.7%
30 - 59 days 0.6%
60 - 89 days 0.1%
90 - 120 days 0.7%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
625
254,747,853.72
99.20%
254,112,789.25
4
1,502,332.96
0.59%
1,490,909.05
2
553,792.40
0.22%
548,249.41
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
631
256,803,979.08
100.00%
256,151,947.71
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
625
254,747,853.72
99.20%
254,112,789.25
4
1,502,332.96
0.59%
1,490,909.05
2
553,792.40
0.22%
548,249.41
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
631
256,803,979.08
100.00%
256,151,947.71
Group 2
Current
30 - 59 days
60 - 89 days
Current 99.2%
30 - 59 days 0.6%
60 - 89 days 0.2%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Dec 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Delinquent
11 3,210,860.97 55.05% 3 736,694.73 12.63% 0 0.00 0.00% 0 0.00 0.00%
14
3,947,555.70
67.68%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 4 1,885,150.03 32.32% 0 0.00 0.00%
4
1,885,150.03
32.32%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
11
3,210,860.97
55.05%
3
736,694.73
12.63%
4
1,885,150.03
32.32%
0
0.00
0.00%
18
5,832,705.73
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
p
Delinquent
7 1,708,528.01 45.24% 1 182,902.33 4.84% 0 0.00 0.00% 0 0.00 0.00%
8
1,891,430.34
50.08%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 4 1,885,150.03 49.92% 0 0.00 0.00%
4
1,885,150.03
49.92%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
7
1,708,528.01
45.24%
1
182,902.33
4.84%
4
1,885,150.03
49.92%
0
0.00
0.00%
12
3,776,580.37
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
p
Delinquent
4 1,502,332.96 73.07% 2 553,792.40 26.93% 0 0.00 0.00% 0 0.00 0.00%
6
2,056,125.36
100.00%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
4
1,502,332.96
73.07%
2
553,792.40
26.93%
0
0.00
0.00%
0
0.00
0.00%
6
2,056,125.36
100.00%
Group 2
29.29
3.14
32.32
0.00
25.76
9.49
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
5
10
15
20
25
30
35
Group 1
Group 2
0
5
10
15
20
25
30
35
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
32.43
0.00
32.32
0.00
35.25
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
5
10
15
20
25
30
35
40
Group 1
Group 2
0
5
10
15
20
25
30
35
40
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Dec 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
October 2007
November 2007
December 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
4 1,873,107.38 7 1,700,666.84 11 3,210,860.97
60 - 89 days
0 0.00 4 1,879,107.94 3 736,694.73
90 - 120 days
0 0.00 0 0.00 4 1,885,150.03
120 + days
0 0.00 0 0.00 0 0.00
Bankruptcy
0 0.00 0 0.00 0 0.00
Foreclosure
0 0.00 0 0.00 4 1,885,150.03
REO
0 0.00 0 0.00 0 0.00
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
Bankruptcy

Distribution Date: Dec 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
October 2007
November 2007
December 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
4 1,873,107.38 5 1,148,260.25 7 1,708,528.01
60 - 89 days
0 0.00 4 1,879,107.94 1 182,902.33
90 - 120 days
0 0.00 0 0.00 4 1,885,150.03
120 + days
0 0.00 0 0.00 0 0.00
Bankruptcy
0 0.00 0 0.00 0 0.00
Foreclosure
0 0.00 0 0.00 4 1,885,150.03
REO
0 0.00 0 0.00 0 0.00
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
Bankrupcty

Distribution Date: Dec 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
October 2007
November 2007
December 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
0 0.00 2 552,406.59 4 1,502,332.96
60 - 89 days
0 0.00 0 0.00 2 553,792.40
90 - 120 days
0 0.00 0 0.00 0 0.00
120 + days
0 0.00 0 0.00 0 0.00
Bankruptcy
0 0.00 0 0.00 0 0.00
Foreclosure
0 0.00 0 0.00 0 0.00
REO
0 0.00 0 0.00 0 0.00
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
Bankrupcty

Distribution Date: Dec 26, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Group 1
Group 2
Total
Current
7.62%
1,868,279.46
8.64%
1,935,626.21
8.11%
3,803,905.67
3 Month
7.82% 6.05% 6.98%
Life CPR
7.82% 6.05% 6.98%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
3 Month
0.00% 0.00% 0.00%
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Group 1
Group 2
Total
Amount ($)

Distribution Date: Dec 26, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Dec 26, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Foreclosure
Count
Balance ($)
%
GROUP 1
4 1,885,150.03 100.00%
TOTAL:
4
1,885,150.03
100.00%
GROUP 1
GROUP 1 100.0%
Total:
100.0%
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
124845546 246,952.00 251,218.27 8.75% 08/01/2007 360 CA 1
124847526 323,000.00 327,504.99 7.73% 08/01/2007 360 FL 1
124848854 390,400.00 396,814.05 8.25% 08/01/2007 360 FL 1
124852278 895,000.00 909,612.72 8.38% 08/01/2007 360 CA 1
Total:
4
1,885,150.03
1,855,352.00

Distribution Date: Dec 26, 2007
REO LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Dec 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
6 1,707,800.00 1,698,335.46 0.00 283,794,635.41
GROUP 2
4 1,822,360.00 1,835,592.12 0.00 258,060,198.60
TOTAL:
10
3,530,160.00
3,533,927.58
0.00
0.60%
99.40%
1
0.71%
99.29%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
124842782 130,000.00 131,076.61 131,469.95 0.00 0.00
0.00 Voluntary PIF
11/30/2007 0.00 8.000% 4,222.28 KY 1
124843194 154,800.00
156,880.38 157,409.72 0.00 0.00
0.00 Voluntary PIF
12/03/2007 0.00 8.500% 5,307.10
FL 1
124845637 250,000.00
217,929.74 218,451.70 0.00 0.00
0.00 Voluntary PIF
12/10/2007 0.00 7.625% 7,680.51
CA 1
124846791 297,000.00
300,350.99 301,390.89 0.00 0.00
0.00 Voluntary PIF
11/30/2007 0.00 8.250% 9,842.95
WA 1
124848516 376,000.00
381,361.87 382,725.81 0.00 0.00
0.00 Voluntary PIF
11/28/2007 0.00 8.375% 12,651.55
CA 1
124850637 500,000.00 505,492.41 506,887.39 0.00 0.00
0.00 Voluntary PIF
11/26/2007 0.00 7.625% 0.00 WA 1
Total:
6
1,707,800.00
1,693,092.00
0.00
1,698,335.46
0.00
0.00
0.00
39,704.39
GROUP 2
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
40715831 680,000.00 681,700.00 683,410.98 0.00 0.00
0.00 Voluntary PIF
12/06/2007 0.00 7.750% 0.00 NC 1
40789679 472,000.00 475,560.70 476,761.47 0.00 0.00
0.00 Voluntary PIF
11/16/2007 0.00 7.000% 0.00 CA 1
40795692 372,800.00 374,669.83 375,613.52 0.00 0.00
0.00 Voluntary PIF
11/23/2007 0.00 7.500% 2,997.36 GA 1
40850018 297,560.00 299,052.61 299,806.15 0.00 0.00
0.00 Voluntary PIF
12/06/2007 0.00 7.750% 0.00 AZ 1
Total:
4
1,822,360.00
1,830,983.14
0.00
1,835,592.12
0.00
0.00
0.00
2,997.36

Distribution Date: Dec 26, 2007
SUBSTITUTION IN/OUT LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Sub Period:
# None #
TOTAL SUBSTITUTIONS
OUT:
IN:

Distribution Date: Dec 26, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches. #